Subsequent Events (Details)	Jun. 14, 2017	Jun. 14, 2017
Subsequent Events
Merger transaction, the number of shares into which each share of common stock issued and outstanding prior to merger was converted		0.20
Subsequent Event
Subsequent Events
Merger transaction, the number of shares into which each share of common stock issued and outstanding prior to merger was converted	0.20